Simplify MBS ETF
Schedule of Investments
March 31, 2024 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 172.1%
U.S. Treasury Bill, 5.42%, 4/2/2024(a) ......................................... $ 342,100,000 $ 342,050,437
U.S. Treasury Bill, 5.41%, 4/9/2024(a) ......................................... 6,500,000 6,492,436
U.S. Treasury Bill, 5.39%, 4/11/2024(a) ........................................ 20,300,000 20,270,486
U.S. Treasury Bill, 5.39%, 4/16/2024(a) ........................................ 5,500,000 5,487,936
U.S. Treasury Bill, 5.39%, 4/30/2024(a) ........................................ 84,000,000 83,644,547
U.S. Treasury Bill, 5.36%, 5/21/2024(a) ........................................ 350,000,000 347,443,054
Total U.S. Treasury Bills (Cost $805,450,598) ....................................... 805,388,896
U.S. Government Agency Mortgage Backed Securities – 97.5%
Federal National Mortgage Association, 5.00%, 4/15/2054 ......................... 176,250,000 172,131,330
Federal National Mortgage Association, 5.50%, 4/15/2054 ......................... 160,000,000 159,342,187
Federal National Mortgage Association, 6.00%, 4/15/2054 ......................... 123,750,000 124,964,163
Total U.S. Government Agency Mortgage Backed Securities (Cost $455,296,217) .......... 456,437,680
Total Investments – 269.6%
(Cost $1,260,746,815) .......................................................... $ 1,261,826,576
Liabilities in Excess of Other Assets – (169.6)% ....................................... (793,707,475)
Net Assets – 100.0% ............................................................ $ 468,119,101
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
Summary of Investment Type††
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 172.1%
U.S. Government Agency Mortgage Backed Securities ................................................... 97.5%
Total Investments ................................................................................ 269.6%
Liabilities in Excess of Other Assets .................................................................. (169.6)%
Net Assets ..................................................................................... 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.